Other Accrued Expenses - Schedule of Other Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income And Expenses [Abstract]
Taxes other than income taxes		$ 11	$ 10
Interest payable		10	12
Return reserve		8	11
Tax deposit payable		5	3
Accrued legal and professional fees		4	6
Accrued promotions and defective product		4	4
Accrued selling and marketing		3	8
Accrued freight		3	2
Accrued commissions expense		3	2
Accrued workers compensation		2	6
Accrued restructuring		1	2	4
Other		14	14
Total	$ 92	$ 68	$ 80